Risk Management - Schedule of Risk Concentrations (Detail) - Asset classes and individual investment risks [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Debt securities and private placements rated as investment grade BBB or higher	98.00%	98.00%
Government debt securities as a per cent of total debt securities	37.00%	38.00%
Government private placements as a per cent of total private placements	12.00%	11.00%
Highest exposure to a single non-government debt security and private placement issuer	$ 1,083	$ 1,013
Largest single issuer as a per cent of the total equity portfolio	2.00%	2.00%
Income producing commercial office properties (2019 – 56% of real estate, 2018 – 55%)	$ 7,279	$ 7,065
Largest concentration of mortgages and real estate(2) – Ontario Canada (2019 – 27%, 2018 – 26%)	$ 17,038	$ 16,092